Lease liability - Maturity analysis (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	$ 516,780
Not later than one year [member]
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	36,936
Later than one year and not later than two years [member]
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	36,936
Later than two years and not later than three years [member]
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	36,936
Later than three years and not later than four years [member]
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	36,936
Later than five years [member]
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	$ 369,036